Stockholders' equity	12 Months Ended
Dec. 31, 2014
Stockholders' equity

17. Stockholders’ equity

The company has 100 million authorized shares of common stock, par value $.01 per share, and 40 million shares of authorized preferred stock, par value $1 per share, issuable in series.

At December 31, 2014, 6.3 million shares of unissued common stock of the company were reserved for stock-based incentive plans.

On March 1, 2014, all of the outstanding shares of 6.25% mandatory convertible preferred stock (2,587,400 shares) were automatically converted (in accordance with its terms) into 6,912,756 shares of the company’s common stock. Because March 1, 2014 was not a business day, the mandatory conversion was effected on Monday, March 3, 2014.

On December 10, 2012, the company announced that its Board of Directors had authorized the company to purchase up to an aggregate of $50 million of the company’s common stock and mandatory convertible preferred stock through December 31, 2014. Through December 31, 2014, the company repurchased an aggregate of 2.2 million shares of common stock for approximately $47.3 million. At December 31, 2014, the Board’s repurchase authorization expired.

Accumulated other comprehensive income (loss) as of December 31, 2014, 2013 and 2012, is as follows:

(millions)	Total	Translation Adjustments	Postretirement Plans
Balance at December 31, 2011	$(3,700.9)	$(649.1)	$(3,051.8)
Other comprehensive income before reclassifications	(275.9)	14.8	(290.7)
Amounts reclassified from accumulated other comprehensive income	(156.8)	–	(156.8)

Current period other comprehensive income	(432.7)	14.8	(447.5)

Balance at December 31, 2012	(4,133.6)	(634.3)	(3,499.3)
Other comprehensive income before reclassifications	985.1	(42.5)	1,027.6
Amounts reclassified from accumulated other comprehensive income	(184.9)	–	(184.9)

Current period other comprehensive income	800.2	(42.5)	842.7

Balance at December 31, 2013	(3,333.4)	(676.8)	(2,656.6)
Other comprehensive income before reclassifications	(638.8)	(61.0)	(577.8)
Amounts reclassified from accumulated other comprehensive income	(141.2)	–	(141.2)

Current period other comprehensive income	(780.0)	(61.0)	(719.0)

Balance at December 31, 2014	$(4,113.4)	$(737.8)	$(3,375.6)

Amounts related to postretirement plans not reclassified in their entirety out of accumulated other comprehensive income were as follows:

Year ended December 31 (millions)	2014	2013
Amortization of prior service cost*	$(.7)	$.4
Amortization of actuarial losses*	148.3	191.4
Curtailment gain*	(.6)	–
Total before tax	147.0	191.8
Income tax benefit	(5.8)	(6.9)
Net of tax	$141.2	$184.9

* These items are included in net periodic postretirement cost (see note 16).

The following table summarizes the changes in preferred stock, common stock and treasury stock during the three years ended December 31, 2014:

(millions)	Preferred Stock	Common Stock	Treasury Stock
Balance at December 31, 2011	2.6	43.8	.3
Stock-based compensation	–	.5	.1

Balance at December 31, 2012	2.6	44.3	.4
Common stock repurchases	–	–	.6
Stock-based compensation	–	.8	.1

Balance at December 31, 2013	2.6	45.1	1.1
Common stock repurchases	–	–	1.6
Stock-based compensation	–	.4	–
Preferred stock conversion	(2.6)	6.9	–

Balance at December 31, 2014	–	52.4	2.7